SCHEDULE OF REVENUE FROM SERVICES (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
IfrsStatementLineItems [Line Items]
Total	$ 1,538	$ 2,860	$ 3,235	$ 7,468
Revenues From Services [Member]
IfrsStatementLineItems [Line Items]
Total	315	393	681	924
Revenues From Leasing [Member]
IfrsStatementLineItems [Line Items]
Total	79	98	170	231
Revenues From Sales Of Precision Metal Parts [Member]
IfrsStatementLineItems [Line Items]
Total	1,047	795	2,231	1,612
Revenues From Smart Carts Project [Member]
IfrsStatementLineItems [Line Items]
Total	$ 97	$ 1,574	$ 153	$ 4,701